SCHEDULE OF COMPONENTS OF ACCOUNTS RECEIVABLES AGING (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	$ 8,070	$ 9,733
Current [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	7,291	8,802
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	650	549
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables	$ 129	$ 382